CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenues	$ 2,412	$ 1,957	$ 5,015	$ 2,278
Cost of revenues	1,989	1,917	3,647	2,269
Gross profit	423	40	1,368	9
Operating expenses:
Research and development, net	618	613	1,459	1,361
Sales, marketing and business development	1,742	2,478	3,639	4,075
General and administrative	1,451	2,232	3,664	3,643
Gain from bargain purchase related to acquisition of CynoGen, Inc.		(2,352)		(2,352)
Total operating expenses	3,811	2,971	8,762	6,727
Operating loss	3,388	2,931	7,394	6,718
Financial expense (income), net	(1)	(117)	24	(41)
Income tax expenses	6	5	12	10
Net comprehensive loss	$ 3,393	$ 2,819	$ 7,430	$ 6,687
Basic and diluted net loss per ordinary share attributable to Rosetta Genomics' shareholders	$ 0.16	$ 0.20	$ 0.36	$ 0.49
Weighted average number of ordinary shares used to compute basic and diluted net loss per ordinary share	20,862,599	14,425,034	20,756,461	13,598,198